Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands	Noncontrolling Interest [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Gains (Losses) [Member]	Retained Earnings [Member]	Treasury Stock at Cost [Member]	Total
Balance at Feb. 02, 2008		$ 87	$ 1,233,343	$ (9,523)	$ 696,861	$ (846,048)	$ 1,074,720
Comprehensive earnings (loss):
Net earnings (loss)	(30)				75,920		75,890
Other comprehensive earnings (loss), net of tax (See Note 10):
Foreign currency translation				(3,352)
Minimum pension liability				(1,628)
Total comprehensive earnings (loss)							70,910
Exercise of common stock options		1	9,661				9,662
Stock options and restricted stock tax benefits			(1,195)				(1,195)
Stock-based compensation expense			20,549				20,549
Begin Smart LLC Acquisition	1,642						1,642
Cash dividend paid to stockholders					(51,581)		(51,581)
Treasury stock acquired						(201,481)	(201,481)
Balance at Jan. 31, 2009	1,612	88	1,262,358	(14,503)	721,200	(1,047,529)	923,226
Comprehensive earnings (loss):
Net earnings (loss)	(30)				(2,693)		(2,723)
Other comprehensive earnings (loss), net of tax (See Note 10):
Total comprehensive earnings (loss)							(2,723)
Exercise of common stock options			5,519				5,519
Stock options and restricted stock tax benefits			(2,090)				(2,090)
Stock-based compensation expense			3,900				3,900
Sale of Calendar Club (See Note 16)			4,767	2,488	(7,255)
Cash dividend paid to stockholders					(14,210)		(14,210)
Treasury stock acquired						(1,799)	(1,799)
Balance at May. 02, 2009	1,582	88	1,274,454	(12,015)	697,042	(1,049,328)	911,823
Comprehensive earnings (loss):
Net earnings (loss)	(32)				36,676		36,644
Other comprehensive earnings (loss), net of tax (See Note 10):
Minimum pension liability				(1,197)
Total comprehensive earnings (loss)							35,447
Exercise of common stock options		1	4,362				4,363
Stock options and restricted stock tax benefits			(3,557)				(3,557)
Stock-based compensation expense			15,723				15,723
Sale of Calendar Club (See Note 16)			(4,767)		4,767
Cash dividend paid to stockholders					(57,403)		(57,403)
Treasury stock acquired						(3,028)	(3,028)
Balance at May. 01, 2010	1,550	89	1,286,215	(13,212)	681,082	(1,052,356)	903,368
Comprehensive earnings (loss):
Net earnings (loss)	(37)				(73,920)		(73,957)
Other comprehensive earnings (loss), net of tax (See Note 10):
Minimum pension liability				1,582
Total comprehensive earnings (loss)							(72,375)
Purchase of noncontrolling interest	(1,513)		1,213				(300)
Exercise of common stock options		1	17,232				17,233
Stock options and restricted stock tax benefits			(2,375)				(2,375)
Stock-based compensation expense			20,978				20,978
Cash dividend paid to stockholders					(44,783)		(44,783)
Treasury stock acquired						(1,836)	(1,836)
Balance at Apr. 30, 2011		$ 90	$ 1,323,263	$ (11,630)	$ 562,379	$ (1,054,192)	$ 819,910